Average Annual Total Returns{- Franklin Global Real Estate VIP Fund} - FTVIP Class 2-66 - Franklin Global Real Estate VIP Fund	Class 2 Return Before Taxes Past 1 year	Class 2 Return Before Taxes Past 5 years	Class 2 Return Before Taxes Past 10 years	FTSE EPRA/NAREIT Developed Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	FTSE EPRA/NAREIT Developed Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	FTSE EPRA/NAREIT Developed Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	22.37%	4.97%	8.11%	23.06%	6.53%	9.25%